Equity Plans (Schedule of Phantom and Restricted Unit Activity) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Crestwood Long-Term Incentive Plan | Restricted units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested units - December 31, units	131,588	49,354
Unvested units - December 31	$ 132.1	$ 139.6
Vested, units	(91,798)	(44,993)
Vested	$ 121.13	$ 139.7
Granted, units	142,255	137,746
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)	226,401
Share Based Compensation Arrangement By Share Based Payment Award Other Shares Increase Decrease Weighted Average Grant Date Fair Value	$ 68.85
Granted	$ 55.25	$ 132.3
Canceled, units	(20,994)	(10,519)
Canceled	$ 89.97	$ 137.3
Unvested units - December 31, units	466,214	131,588
Unvested units - December 31	$ 69.8	$ 132.1
Crestwood Long-Term Incentive Plan | Restricted units | Employee Severance
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Canceled, units	(7,263)
Crestwood Long-Term Incentive Plan | Phantom Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested, units	(4,856)
Vested	$ 67.1
Granted, units	42,349
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)	41,269
Share Based Compensation Arrangement By Share Based Payment Award Other Shares Increase Decrease Weighted Average Grant Date Fair Value	$ 58.36
Granted	$ 62.31
Crestwood Midstream Long-Term Incentive Plan | Restricted units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested units - December 31, units	834,796	250,557
Unvested units - December 31	$ 23.18	$ 22.13
Vested, units	(457,458)	(208,361)
Vested	$ 22.91	$ 22.15
Granted, units	535,858	871,078
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)	(823,277)
Share Based Compensation Arrangement By Share Based Payment Award Other Shares Increase Decrease Weighted Average Grant Date Fair Value	$ 20.06
Granted	$ 15.89	$ 23.25
Canceled, units	(89,919)	(78,478)
Canceled	$ 16.05	$ 23.33
Unvested units - December 31, units	0	834,796
Unvested units - December 31	$ 0.00	$ 23.18
Crestwood Midstream Long-Term Incentive Plan | Restricted units | Employee Severance
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Canceled, units	(39,172)
Crestwood Midstream Long-Term Incentive Plan | Phantom Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested, units	(21,578)
Vested	$ 16.05
Granted, units	171,648
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)	(150,070)
Share Based Compensation Arrangement By Share Based Payment Award Other Shares Increase Decrease Weighted Average Grant Date Fair Value	$ 18.93
Granted	$ 15.76